Segments information (Tables)	9 Months Ended
Sep. 30, 2022
Segments information
Schedule of operating segments

	Nine-month period ended September 30, 2022 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
Third party sales	47,423,709	60,987,163	1,995,275	9,578,562	(85,915)	119,898,794
Inter-segment sales	22,583,663	5,127,399	7,873,394	1,995	(35,586,451)	—
Revenue from contracts with customers	70,007,372	66,114,562	9,868,669	9,580,557	(35,672,366)	119,898,794
Costs of sales	(34,896,814)	(59,242,324)	(2,681,117)	(3,954,326)	35,316,340	(65,458,241)
Gross profit	35,110,558	6,872,238	7,187,552	5,626,231	(356,026)	54,440,553
Administration expenses	(1,537,478)	(487,623)	(339,903)	(754,149)	274,526	(2,844,627)
Operation and projects expenses	(1,871,806)	(866,722)	(225,224)	—	130,229	(2,833,523)
Impairment of non–current assets	—	(5,516)	—	—	—	(5,516)
Other operating expenses	(193,586)	(31,033)	(24,523)	(51,033)	(2,496)	(302,671)
Operating income	31,507,688	5,481,344	6,597,902	4,821,049	46,233	48,454,216
Financial results
Financial income	656,434	59,308	80,522	404,771	(313,637)	887,398
Financial expenses	(2,117,736)	(974,944)	(207,257)	(2,843,762)	267,822	(5,875,877)
Foreign exchange (loss) gain	(102,929)	(244,300)	(60,892)	30,594	—	(377,527)
	(1,564,231)	(1,159,936)	(187,627)	(2,408,397)	(45,815)	(5,366,006)
Share of profit of associates and joint ventures	8,741	171,348	(1,001)	477,592	—	656,680
Profit before income tax expense	29,952,198	4,492,756	6,409,274	2,890,244	418	43,744,890

Income tax expense	(10,809,210)	(2,664,643)	(2,276,607)	(463,605)	—	(16,214,065)
Net profit for the period	19,142,988	1,828,113	4,132,667	2,426,639	418	27,530,825

Net profit (loss) attributable to:
Owners of the parent	19,209,590	1,684,580	3,339,949	536,372	418	24,770,909
Non–controlling interest	(66,602)	143,533	792,718	1,890,267	—	2,759,916
	19,142,988	1,828,113	4,132,667	2,426,639	418	27,530,825

	Nine-month period ended September 30, 2021 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
Third party sales	25,466,140	31,909,679	1,795,516	1,035,873	(121,400)	60,085,808
Inter–segment sales	18,145,864	3,128,811	6,989,536	—	(28,264,211)	—
Revenue from contracts with customers	43,612,004	35,038,490	8,785,052	1,035,873	(28,385,611)	60,085,808
Costs of sales	(28,434,970)	(33,495,298)	(2,321,831)	(397,187)	28,199,844	(36,449,442)
Gross profit	15,177,034	1,543,192	6,463,221	638,686	(185,767)	23,636,366
Administration expenses	(1,164,805)	(518,004)	(299,640)	(97,644)	145,536	(1,934,557)
Operation and projects expenses	(1,132,911)	(671,309)	(246,802)	(11)	57,950	(1,993,083)
Impairment reversal (loss) of non–current assets	—	3,529	(1,754)	(12)	—	1,763
Other operating (expenses) income	(397,809)	(27,012)	6,341	(16,157)	(920)	(435,557)
Operating income	12,481,509	330,396	5,921,366	524,862	16,799	19,274,932
Financial results
Financial income	384,275	17,043	28,766	30,928	(218,249)	242,763
Financial expenses	(1,772,996)	(834,954)	(187,959)	(176,527)	198,141	(2,774,295)
Foreign exchange (loss) gain	(103,969)	(46,466)	307,627	194,149	—	351,341
	(1,492,690)	(864,377)	148,434	48,550	(20,108)	(2,180,191)
Share of profit of associates and joint ventures	12,569	163,982	(161)	49,524	—	225,914
Profit before income tax expense	11,001,388	(369,999)	6,069,639	622,936	(3,309)	17,320,655

Income tax expense	(3,898,652)	111,777	(1,913,888)	(344,906)	—	(6,045,669)
Net profit (loss) for the period	7,102,736	(258,222)	4,155,751	278,030	(3,309)	11,274,986

Net profit (loss) attributable to:
Owners of the parent	7,210,942	(395,371)	3,291,205	113,614	(3,309)	10,217,081
Non–controlling interest	(108,206)	137,149	864,546	164,416	—	1,057,905
	7,102,736	(258,222)	4,155,751	278,030	(3,309)	11,274,986

Schedule of products and services

	Sales by product - Segments
	Nine-month period ended September 30, 2022 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
National sales
Mid-distillates	—	28,049,021	—	—	(17,855)	28,031,166
Gasolines	—	23,859,630	—	—	(3,249,035)	20,610,595
Gas natural	3,783,528	—	—	—	(766,851)	3,016,677
Services	386,472	315,302	9,868,669	208,024	(8,135,332)	2,643,135
Electric power transmission services	—	—	—	1,934,461	—	1,934,461
Roads and construction services	—	—	—	255,736	—	255,736
Fuel gas service	—	627,753	—	—	(6,404)	621,349
Plastic and rubber	—	1,216,431	—	—	—	1,216,431
Asphalts	32,966	601,274	—	—	—	634,240
L.P.G. and propane	550,211	280,473	—	—	(23,449)	807,235
Crude oil	21,711,604	491,440	—	—	(21,988,457)	214,587
Polyethylene	—	220,975	—	—	—	220,975
Aromatics	—	242,045	—	—	—	242,045
Fuel oil	2,663	1,836	—	—	—	4,499
Other income – Gas contracts	2,679	—	—	—	—	2,679
Other products	14,053	1,835,614	—	—	(1,343,092)	506,575
	26,484,176	57,741,794	9,868,669	2,398,221	(35,530,475)	60,962,385
Foreign sales
Crude oil	43,996,345	92,147	—	—	(141,891)	43,946,601
Diesel	—	1,896,842	—	—	—	1,896,842
Electric power transmission services	—	—	—	3,750,829	—	3,750,829
Roads and construction services	—	—	—	3,209,685	—	3,209,685
Plastic and rubber	—	1,621,076	—	—	—	1,621,076
Gasolines	—	157,685	—	—	—	157,685
Fuel oil	—	3,628,416	—	—	—	3,628,416
Natural gas	189,665	—	—	—	—	189,665
L.P.G. and propane	242,581	—	—	—	—	242,581
Cash flow hedging	(932,542)	(35,992)	—	—	—	(968,534)
Other products	27,147	1,012,594	—	221,822	—	1,261,563
	43,523,196	8,372,768	—	7,182,336	(141,891)	58,936,409
	70,007,372	66,114,562	9,868,669	9,580,557	(35,672,366)	119,898,794

	Sales by product - Segments
	Nine-month period ended September 30, 2021 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
National sales
Mid-distillates	—	11,443,166	—	—	(12,163)	11,431,003
Gasolines	—	12,093,001	—	—	(1,755,706)	10,337,295
Gas natural	2,936,420	—	—	—	(655,561)	2,280,859
Services	77,252	283,327	8,785,052	55,251	(7,073,731)	2,127,151
Electric power transmission services	—	—	—	156,362	—	156,362
Roads and construction services	—	—	—	22,607	—	22,607
Fuel gas service	—	542,862	—	—	(5,561)	537,301
Plastic and rubber	—	1,185,041	—	—	—	1,185,041
Asphalts	16,526	430,213	—	—	—	446,739
L.P.G. and propane	396,167	238,293	—	—	(21,158)	613,302
Crude oil	17,666,119	—	—	—	(17,529,475)	136,644
Polyethylene	—	272,295	—	—	—	272,295
Aromatics	—	176,646	—	—	—	176,646
Fuel oil	9,609	11,311	—	—	—	20,920
Other income – Gas contracts	5,527	—	—	—	—	5,527
Other products	13,246	1,603,863	—	—	(1,332,256)	284,853
Cash flow hedging	—	(8)	—	—	—	(8)
	21,120,866	28,280,010	8,785,052	234,220	(28,385,611)	30,034,537
Foreign sales
Crude oil	22,608,325	—	—	—	—	22,608,325
Diesel	—	2,935,295	—	—	—	2,935,295
Electric power transmission services	—	—	—	505,048	—	505,048
Roads and construction services	—	—	—	274,729	—	274,729
Plastic and rubber	—	1,558,910	—	—	—	1,558,910
Fuel oil	—	1,634,934	—	—	—	1,634,934
Natural gas	39,172	—	—	—	—	39,172
L.P.G. and propane	58,079	—	—	—	—	58,079
Cash flow hedging	(231,021)	7	—	—	—	(231,014)
Other products	16,583	629,334	—	21,876	—	667,793
	22,491,138	6,758,480	—	801,653	—	30,051,271
	43,612,004	35,038,490	8,785,052	1,035,873	(28,385,611)	60,085,808